Annual Fund Operating Expenses	Oct. 31, 2025
BBH Select Large Cap ETF | BBH Select Large Cap ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%	[2]
Expenses (as a percentage of Assets)	0.71%
BBH Select Mid Cap ETF | BBH Select Mid Cap ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%	[4]
Expenses (as a percentage of Assets)	0.81%
BBH Partner Fund - International Equity | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%	[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[5]
Expenses (as a percentage of Assets)	0.63%
BBH Limited Duration Fund | Class N Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%	[6]
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Fee	0.20%
Other Expenses (as a percentage of Assets):	0.06%	[6]
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement	(0.14%)	[7]
Net Expenses (as a percentage of Assets)	0.35%
BBH Limited Duration Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%	[6]
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Fee	0.00%
Other Expenses (as a percentage of Assets):	0.04%	[6]
Expenses (as a percentage of Assets)	0.27%
Fee Waiver or Reimbursement	0.00%	[7]
Net Expenses (as a percentage of Assets)	0.27%
BBH INCOME FUND | CLASS N SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%	[8]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%	[9]
Expenses (as a percentage of Assets)	0.70%
BBH INCOME FUND | CLASS I SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%	[8]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%	[9]
Expenses (as a percentage of Assets)	0.44%
BBH Intermediate Municipal Bond Fund | Class N Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%	[10]
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Fee	0.20%
Other Expenses (as a percentage of Assets):	0.16%	[10]
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.08%)	[11]
Net Expenses (as a percentage of Assets)	0.65%
BBH Intermediate Municipal Bond Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%	[10]
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Fee	0.00%
Other Expenses (as a percentage of Assets):	0.07%	[10]
Expenses (as a percentage of Assets)	0.44%
Fee Waiver or Reimbursement	0.00%	[11]
Net Expenses (as a percentage of Assets)	0.44%
BBH U.S. Government Money Market Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%	[12]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%	[12]
Expenses (as a percentage of Assets)	0.22%

[1]	Restated to reflect current fees.
[2]	Based on estimated expenses for the current fiscal year.
[3]	Restated to reflect current fees.
[4]	Based on estimated expenses for the current fiscal year.
[5]	Restated to reflect current fees.
[6]	Restated to reflect current fees.
[7]	Brown Brothers Harriman Credit Partners, LLC (the “Investment Adviser”), has contractually agreed to limit the Total Annual Fund Operating Expenses to 0.35% for Class N Shares through March 1, 2027 (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) (the “Expense Limitation Agreement”). The Expense Limitation Agreement may only be terminated during its term with approval of the Fund’s Board of Trustees (the “Board”).
[8]	Restated to reflect current fees.
[9]	Restated to reflect current fees for Class I Shares. Based on estimated amounts for the current fiscal year for Class N Shares.
[10]	Restated to reflect current fees.
[11]	Brown Brothers Harriman & Co., through a separately identifiable department (“Investment Adviser”), has contractually agreed to limit the Total Annual Fund Operating Expenses to 0.65% for Class N Shares and 0.50% for Class I Shares through March 1, 2027 (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) (the “Expense Limitation Agreement”). The Expense Limitation Agreement may only be terminated during its term with approval of the Fund’s Board of Trustees (the “Board”).
[12]	Restated to reflect current fees.